Group Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
Details of transactions and balances with related parties are as follows:

	31 December 2021
(Euros)	Shareholders	Joint Venture	Key management	Total

Expenses
Interest on convertible bonds (see note 13 and 22)	1,436,828	—	—	1,436,828
Valuations of convertible bonds (see note 13 and 22)	19,148,242	—	—	19,148,242
Interest on shareholder and other loans (see note 22)	2,864	60,709	—	63,573
Professional services	—	—	—	—

Statement of financial position
Non-current loans granted to Joint Venture (see note 13)	—	565,873	—	565,873
Current loans granted to Joint Venture (see note 13)	—	685,048	—	685,048
Receivables from Joint Venture (see note 13)	—	535,268	—	535,268
Borrowings (see note 13)	(21,139)	—	—	(21,139)

	31 December 2020
(Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on convertible bonds (see note 13 and 22)	214,427	—	—	214,427
Interest on shareholder and other loans (see note 22)	7,578	—	—	7,578
Other financial interest	—	—	10,048	10,048
Professional services	—	—	63,500	63,500

Statement of financial position
Current loans granted to Joint Venture (see note 13)	—	474,174	—	474,174
Receivables from Joint Venture (see note 13)	—	475,565	—	475,565
Convertible bonds (see note 13)	(18,094,427)	—	—	(18,094,427)
Borrowings (see note 13)	(108,481)	—	—	(108,481)
Trade and other financial payables (see note 13)	(29,040)	—	—	(29,040)

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
B.	Remuneration of Directors and Key Management
Details of the remuneration accrued by the members of the Company’s senior management are as follows:

(Euros)	2021	2020	2019
Salaries and similar	2,921,274	870,222	513,432
Share-based payment plan expenses	1,755,773	1,339,262	398,171

Total	4,677,047	2,209,484	911,603